UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Martin Capital Management, LLC

Address:   300 NIBCO Parkway
           Suite 301
           Elkhart, IN  46516


Form 13F File Number: 028-06181


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Frank K. Martin
Title:  Manager
Phone:  (574) 293-2077

Signature,  Place,  and  Date  of  Signing:

/s/ Frank K. Martin                Elkhart , IN                       2/10/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              14

Form 13F Information Table Value Total:  $       52,124
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

        COLUMN 1            COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------ -------------- --------- -------- ----------------- ---------- -------- ---------------------
                                                   VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
     NAME OF ISSUER      TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED  NONE
------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ------
AMERIGON INC.            COM            03070L300    1,681  117,904 SH       SOLE                114,713      0  3,191
AMGEN INC                COM            031162100    4,229   65,861 SH       SOLE                 64,145      0  1,716
BERKSHIRE HATHAWAY - B   COM            084670702    5,604   73,449 SH       SOLE                 70,860      0  2,589
EMMIS COMM.CL A          COM            291525103      122  184,870 SH       SOLE                184,870      0      0
HEWLETT PACKARD CO.      COM            428236103    1,289   50,030 SH       SOLE                 48,633      0  1,397
LOWE'S COS, INC.         COM            548661107    7,457  293,803 SH       SOLE                286,363      0  7,440
PROGRESSIVE CORP.        COM            743315103    2,634  134,985 SH       SOLE                131,440      0  3,545
STRYKER CORPORATION      COM            863667101    5,353  107,688 SH       SOLE                104,738      0  2,950
WAL MART STORES          COM            931142103    4,120   68,947 SH       SOLE                 67,165      0  1,782
WALGREEN CO.             COM            931422109    5,502  166,418 SH       SOLE                161,685      0  4,733
WASHINGTON POST (CL B)   COM            939640108    3,502    9,293 SH       SOLE                  9,049      0    244
YAHOO! INC.              COM            984332106    7,543  467,611 SH       SOLE                455,099      0 12,512
YAHOO! INC.              COM            984332106    2,605    1,615     PUT  SOLE                  1,615      0      0
YAHOO! INC.              COM            984332106      484      300     CALL                                  0


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